Summary of significant accounting policies (Details 1) - Minco Silver Corp [Member]	12 Months Ended
Dec. 31, 2017
Disclosure of summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Mining property [member]
Disclosure of summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years
Motor vehicles [member]
Disclosure of summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Leasehold improvements [member]
Disclosure of summary of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	remaining lease term